Share Based Compensation (Option Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Option Issue One [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Feb. 14, 2006	Feb. 14, 2006
Dividend yield	2.80%	2.50%
Expected volatility	16.90%	20.90%
Risk free interest rate	1.00%	0.90%
Expected remaining life	0 years 8 months 8 days	1 year 8 months 12 days
Fair value, per option (in Canadian dollars)	0.01	0.19
Option Issue Two [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 25, 2008	Aug. 25, 2008
Dividend yield	2.80%	2.50%
Expected volatility	22.20%	23.10%
Risk free interest rate	1.00%	0.90%
Expected remaining life	1 year 2 months 4 days	2 years 2 months 12 days
Fair value, per option (in Canadian dollars)	2.50	2.26
Option Issue Three [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Jan. 09, 2009	Jan. 09, 2009
Dividend yield	2.80%	2.50%
Expected volatility	23.80%	22.30%
Risk free interest rate	1.10%	1.00%
Expected remaining life	1 year 5 months 30 days	2 years 5 months 30 days
Fair value, per option (in Canadian dollars)	2.82	2.30
Option Issue Four [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Nov. 11, 2010	Nov. 11, 2010
Dividend yield	2.80%	2.50%
Expected volatility	22.20%	38.30%
Risk free interest rate	1.10%	1.20%
Expected remaining life	3 years 0 months 0 days	4 years 0 months 0 days
Fair value, per option (in Canadian dollars)	2.26	4.20
Option Issue Five [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 20, 2012
Dividend yield	2.80%	0.00%
Expected volatility	36.40%	0.00%
Risk free interest rate	1.20%	0.00%
Expected remaining life	4 years 3 months 27 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	5.56	0